Concession Contract Assets - Schedule of Concession Contracts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current consideration	R$ 1,115	R$ 1,140
Non current consideration	5,244	5,351
Total consideration	6,359	6,491
National Grid ('BNES' - Basic Network of the Existing System) [member]
IfrsStatementLineItems [Line Items]
Current consideration	462	479
Non current consideration	644	1,137
National Grid - new facilities (RBNI) [member]
IfrsStatementLineItems [Line Items]
Current consideration	595	595
Non current consideration	4,258	3,892
Concession contract - 079/00 [member]
IfrsStatementLineItems [Line Items]
Current consideration	36	39
Non current consideration	93	110
Concession contract - 006/11 (c) [member]
IfrsStatementLineItems [Line Items]
Current consideration	13	18
Non current consideration	106	105
Concession contract - 004/05 [member]
IfrsStatementLineItems [Line Items]
Current consideration	9	9
Non current consideration	59	64
Concession contract - 001/23 [member]
IfrsStatementLineItems [Line Items]
Non current consideration	R$ 84	R$ 43